EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2023
EARNINGS PER SHARE
EARNINGS PER SHARE

12.EARNINGS PER SHARE

The basic earnings per share are calculated by dividing the loss attributable to equity shareholders by the weighted average number of shares in issue.

	2023
	(Restated, Note 2)	2022	2021
Net loss for the period attributable to ordinary equity holders from continuing operations ($’000)	(34,637)	(228,961)	41,403
Finance Weighted average number of ordinary shares in issue (‘000)	503,917	473,930	397,513
Basic and diluted loss per share for continuing operations ($USD)	(0.07)	(0.48)	0.10

	2023
	(Restated, Note 2)	2022	2021
Net loss for the period attributable to ordinary equity holders from continuing operations ($’000)	(34,637)	(228,961)	41,403
Diluted number of ordinary shares in issue (‘000)	503,917	473,930	415,201
Diluted earnings/(loss) per share for continuing operations ($USD)	(0.07)	(0.48)	0.10

The diluted loss per Ordinary Share is calculated by adjusting the weighted average number of Ordinary Shares outstanding to consider the impact of options, warrants and other dilutive securities. As the effect of potential dilutive Ordinary Shares in the current and prior year would be anti-dilutive, they are not included in the above calculation of dilutive earnings per Ordinary Share for 2023 and 2022.